Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term Debt, Principal payments
Twelve month periods ending	Amount
June 30, 2020	$122,919
June 30, 2021	135,789
June 30, 2022	130,259
June 30, 2023	141,977
June 30, 2024	365,608
June 30, 2025 and thereafter	132,703
Total Long term debt	$1,029,255
Unamortized debt issuance costs	12,676
Total Long term debt, net	$1,016,579
Current portion of long term debt	122,919
Long term debt, net	893,660

Interest and finance costs
	2018	2019
Interest on long term debt and bareboat leases	$28,691	$41,034
Less: Interest capitalized	(468)	(629)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	73	-
Amortization of debt issuance costs	1,367	2,575
Other bank and finance charges	675	846
Interest and finance costs	$30,338	$43,826